Right of use assets - Depreciation of Right of use assets and other information (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	¥ 82,688	¥ 49,618	¥ 228,529	¥ 150,968
Interest on lease liabilities (Note 8)	8,070	6,232	25,034	19,030
Expense relating to short-term leases and other leases with remaining lease term ending on or before March 31	5,227	8,413	23,545	23,529
Variable lease payments not included in the measurement of lease liabilities	693	433	3,595	2,236
COVID-19 rent concessions			(28,249)	(13,137)
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	70,499	47,842	206,425	144,472
Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	888	¥ 1,776	2,876	¥ 6,496
Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	¥ 11,301		¥ 19,228
Retail stores
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets			5 years
Minimum | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets			2 years
Minimum | Warehouse storage
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets			2 years
Minimum | Retail stores
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets			2 years
Maximum | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets			7 years
Maximum | Warehouse storage
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of right of use assets			3 years